Operating Revenue by Geographic Location (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenue by geographic location
Revenue	$ 552,091	$ 588,117	$ 589,009
Australia-Asia
Operating revenue by geographic location
Revenue	389,098	413,662	403,697
Europe
Operating revenue by geographic location
Revenue	$ 162,993	$ 174,455	$ 185,312